FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 18, 2018	Sep. 21, 2015	Dec. 31, 2018	Dec. 31, 2017	Feb. 14, 2017	Dec. 31, 2016
Maturity Analysis For Derivative Financial Liabilities
Principal repayments on loan facility			$ 542,215	$ 667,995		$ 501,160
Convertible notes			82,150	76,582
Accounts payable and accrued liabilities			50,672	60,438
Restricted share unit liability			1,502	2,730
Cash and cash equivalents			45,407	56,285		141,791
Aggregate principal amount					$ 100,000
Repayment of credit facility			422,724
Repurchase of stream obligation			(237,000)
Senior secured term credit facility
Maturity Analysis For Derivative Financial Liabilities
Principal repayments on loan facility				365,890		232,438
Aggregate principal amount		$ 350,000
Repayment of credit facility	$ 422,724
Senior secured loan facility
Maturity Analysis For Derivative Financial Liabilities
Principal repayments on loan facility			472,146
Aggregate principal amount	480,000
Stream obligation
Maturity Analysis For Derivative Financial Liabilities
Principal repayments on loan facility				$ 224,020		$ 201,020
Cash consideration		$ 20,000
Repurchase of stream obligation	$ (237,000)
Liquidity risk
Maturity Analysis For Derivative Financial Liabilities
Convertible notes			100,000
Accounts payable and accrued liabilities			43,385
Interest on convertible notes			7,866
Restricted share unit liability			1,502
Finance lease obligation			839
Total financial liabilities			706,709
Cash and cash equivalents			45,407
working capital deficit			48,163
Liquidity risk | 1 year
Maturity Analysis For Derivative Financial Liabilities
Accounts payable and accrued liabilities			43,385
Interest on convertible notes			2,250
Restricted share unit liability			948
Finance lease obligation			277
Total financial liabilities			152,046
Liquidity risk | 2-3 years
Maturity Analysis For Derivative Financial Liabilities
Interest on convertible notes			4,500
Restricted share unit liability			554
Finance lease obligation			527
Total financial liabilities			174,804
Liquidity risk | 4-5 years
Maturity Analysis For Derivative Financial Liabilities
Convertible notes			100,000
Interest on convertible notes			1,116
Finance lease obligation			35
Total financial liabilities			379,859
Liquidity risk | Senior secured loan facility
Maturity Analysis For Derivative Financial Liabilities
Principal repayments on loan facility			480,000
Interest payments on loan facility			73,117
Aggregate principal amount			480,000
Liquidity risk | Senior secured loan facility | 1 year
Maturity Analysis For Derivative Financial Liabilities
Principal repayments on loan facility			80,000
Interest payments on loan facility			25,186
Liquidity risk | Senior secured loan facility | 2-3 years
Maturity Analysis For Derivative Financial Liabilities
Principal repayments on loan facility			133,333
Interest payments on loan facility			35,890
Liquidity risk | Senior secured loan facility | 4-5 years
Maturity Analysis For Derivative Financial Liabilities
Principal repayments on loan facility			266,667
Interest payments on loan facility			12,041
Liquidity risk | Stream obligation
Maturity Analysis For Derivative Financial Liabilities
Repayment of credit facility			422,724
Repurchase of stream obligation			$ (237,000)